Research and Development expenses - Additional Information (Details) - Research and Development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of research and development expenses [Line items]
Capitalized costs	€ 3,481	€ 2,593	€ 1,745
Increased in amount of research and development expenses		2,800
Research And Development Expense Excluding Capitalization Costs		€ 3,100	€ 2,400
Percentage of increased in research and development expense		90.30%	29.10%
Amount of increase in research and development expense	€ 5,800	€ 3,100